Other income (expense), net (Tables)	12 Months Ended
Jun. 30, 2026
Other income (expense), net
Schedule of other income (expense), net

	Year ended June 30,
(in € thousands)	2024	2025	2026
Other income
Other income	1,471	626,311	6,303
Foreign exchange gains, net	1,349	—	—
	2,820	626,311	6,303
Other expenses
Foreign exchange losses, net	—	(3,768)	(10,285)
Other operational expenses	(2,553)	(9,006)	(11,619)
	(2,553)	(12,774)	(21,904)
	267	613,538	(15,602)